DGHM All-Cap Value Fund
FUND SUMMARY DGHM ALL-CAP VALUE FUND
Investment Objective
The investment objective of the DGHM All-Cap Value Fund (the “All-Cap Value Fund”) is long-term capital appreciation.
Fees and Expenses of the All-Cap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the All-Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DGHM All-Cap Value Fund	Investor Class Shares	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none	1.00%
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DGHM All-Cap Value Fund	Investor Class Shares	Institutional Class Shares	Class C Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	none	1.00%
Other Expenses	0.60%	0.54%	0.56%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.50%	1.19%	2.21%

Example

The following example is intended to help you compare the cost of investing in the All-Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the All-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the All-Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DGHM All-Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	153		474	818	1,791
Institutional Class Shares	121		378	654	1,443
Class C Shares	324	[1]	691	1,185	2,544
[1]	If you did not redeem your shares your cost would be $224 for the one year period.

Portfolio Turnover

The All-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Value Fund’s performance. During the most recent fiscal year ended February 28, 2015, the All-Cap Value Fund’s portfolio turnover rate was 37.91% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the All-Cap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies of any market capitalization and may be unseasoned or established companies. Under normal circumstances, at least 80% of the value of its net assets is invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various issuers. The Fund may also invest in exchange traded funds (“ETFs”). The Fund does not have a minimum allocation to any particular capitalization range.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the All-Cap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

•         quality of the business franchise,

•         competitive advantage,

•         economic or market conditions,

•         deployment of capital, and

•         reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the All-Cap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the All-Cap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the All-Cap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Principal Risks

An investment in the All-Cap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the All-Cap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the All-Cap Value Fund to achieve its investment objective. Generally, the All-Cap Value Fund will be subject to the following additional risks:

•       Market Risk: Market risk refers to the risk that the value of securities in the All-Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•      Small-Cap and Mid-Cap Securities: Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•      Large-Cap Securities: Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the All-Cap Value Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

•      Management Style Risk: Because the All-Cap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the All-Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•      Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the All-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•      ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the All-Cap Value Fund’s expenses.

•      Issuer Risk: The value of any of the All-Cap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•     Portfolio Turnover Risk: The All-Cap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the All-Cap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The bar chart and performance table below illustrate the variability of the All-Cap Value Fund’s returns. The All-Cap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the All-Cap Value Fund will perform in the future. The information provides some indication of the risks of investing in the All-Cap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 5 years, and since inception periods compare with those of a broad measure of market performance. Updated information on the All-Cap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Investor Class shares of the Fund as of December 31, 2014. The performance of the Fund’s Institutional Class shares and Class C shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ.

DGHM All-Cap Value Fund Total ReturnInvestor Class Shares

During the periods shown in the bar chart, the Investor Class Shares’ highest return for a calendar quarter was 17.36% (quarter ending 06/30/09) and the Investor Class Shares’ lowest return for a calendar quarter was (18.19%) (quarter ending 09/30/11). The year-to-date return for the Investor Class Shares as of March 31, 2015 was 1.72%.

The following table shows how average annual total returns of the Fund’s Investor Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Investor Class Shares.

Average Annual Total Return as of December 31, 2014
Average Annual Total Returns - DGHM All-Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Class Shares					Jun. 20, 2007
Investor Class Shares | Return After Taxes on Distribution (Investor Class)	[1]	4.23%	10.63%	6.11%
Investor Class Shares | Fund Return Before Taxes (Investor Class)		9.32%	12.50%	7.31%
Investor Class Shares | Return After Taxes on Distribution and Sale of Fund Shares (Investor Class)	[1]	8.11%	9.64%	5.61%
Institutional Class Shares					Jul. 19, 2010
Institutional Class Shares | Return Before Taxes (Institutional Class)		9.58%	none	14.68%
Class C Shares					Jun. 20, 2007
Class C Shares | Return Before Taxes (Class C)		8.50%	11.64%	6.53%
Class C Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		12.70%	15.34%	4.77%	Jun. 20, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

DGHM V2000 Small Cap Value Fund
FUND SUMMARY DGHM V2000 SMALLCAP VALUE FUND
Investment Objective
The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund”) is long-term capital appreciation.
Fees and Expenses of the V2000 SmallCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DGHM V2000 Small Cap Value Fund	Institutional Class Shares	Investor Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none	1.00%
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DGHM V2000 Small Cap Value Fund		Institutional Class Shares	Investor Class Shares	Class C Shares
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		0.88%	1.06%	1.06%
Shareholder Services Plan		none	0.17%	none
Total Annual Fund Operating Expenses	[1]	1.68%	2.28%	2.86%
Fee Waivers and/or Expense Reimbursements	[1]	(0.70%)	(0.88%)	(0.88%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.98%	1.40%	1.98%
[1]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund's business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 0.98% of the average daily net assets of the V2000 SmallCap Value Fund through June 30, 2016. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DGHM V2000 Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	100		461	847	1,928
Investor Class Shares	143		628	1,140	2,547
Class C Shares	301	[1]	803	1,431	3,122
[1]	If you did not redeem your shares your cost would be $201 for the one year period.

Portfolio Turnover

The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance. During the most recent fiscal year ended February 28, 2015, the V2000 SmallCap Value Fund’s portfolio turnover rate was 54.06% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various small capitalization issuers. The V2000 SmallCap Value Fund considers a company to be a small capitalization company if its market capitalization is within a range of the Russell 2000® Index as of the date of rebalancing. As of March 31, 2014, the capitalization range of companies represented in the Russell 2000® Index was $129 million to $3.3 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

•         quality of the business franchise,

•         competitive advantage,

•         economic or market conditions,

•         deployment of capital, and

•         reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The V2000 SmallCap Value Fund may also invest in exchange-traded funds (“ETFs”).

Principal Risks

An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

•      Market Risk: Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•      Small-Cap Securities: Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•      Management Style Risk: Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•      Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•      Issuer Risk: The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•      ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

•      Portfolio Turnover Risk: The V2000 SmallCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the V2000 SmallCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance

The bar chart and performance table below illustrate the variability of the V2000 SmallCap Value Fund’s returns. The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the V2000 SmallCap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the V2000 SmallCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2014. The performance of the Fund’s Investor Class shares and Class C shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

DGHM V2000 SmallCap Value Fund Total Return Institutional Class Shares

During the periods shown in the bar chart, the Institutional Class Shares’ highest return for a calendar quarter was 12.66% (quarter ending 12/31/11) and the Institutional Class Shares’ lowest return for a calendar quarter was (19.86%) (quarter ending 09/30/11). The year-to-date return for the Institutional Class Shares as of March 31, 2015 was 3.18%.

The following table shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return as of December 31, 2014
Average Annual Total Returns - DGHM V2000 Small Cap Value Fund		1 Year	Since Inception	Inception Date
Institutional Class Shares				Jun. 30, 2010
Institutional Class Shares | Return After Taxes on Distribution (Investor Class)	[1]	4.00%	11.37%
Institutional Class Shares | Return After Taxes on Distribution and Sale of Fund Shares (Investor Class)	[1]	2.41%	10.31%
Institutional Class Shares | Return Before Taxes (Institutional Class)		4.23%	15.16%
Investor Class Shares				Jun. 30, 2010
Investor Class Shares | Return Before Taxes (Investor Class)		3.68%	14.67%
Investor Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		4.22%	16.06%
Class C Shares				Jun. 30, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.